Leases - Maturity Schedule (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease
2020	$ 72,690
2021	63,013
2022	54,763
2023	50,544
2024	46,022
Thereafter	210,405
Total lease payments	497,437
Less: Imputed interest	(136,274)
Operating lease liabilities	361,163
Finance Lease
2020	10,803
2021	10,413
2022	7,979
2023	5,749
2024	4,988
Thereafter	13,056
Total lease payments	52,988
Less: Imputed interest	(7,922)
Present value of lease liabilities	45,066
Lease Liabilities Payments Due [Abstract]
2020	83,493
2021	73,426
2022	62,742
2023	56,293
2024	51,010
Thereafter	223,461
Total lease payments	550,425
Less: Imputed interest	(144,196)
Present value of lease liabilities	406,229
Lease not yet commenced, committed rental payments	$ 14,400
Minimum
Lease Liabilities Payments Due [Abstract]
Lease not yet commenced, term of contract	5 years
Maximum
Lease Liabilities Payments Due [Abstract]
Lease not yet commenced, term of contract	13 years